FAIR VALUE MEASUREMENT AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest rate swap agreements
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative, carrying value	$ 1,163	$ 3,888
Liabilities at fair value	1,163	3,888
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative, carrying value	1,163	3,888
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	1,163	3,888
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative, carrying value	1,163	3,888
Fair Value, Measurements, Recurring | Interest rate swap agreements | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Interest rate swap agreements | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	1,163	3,888
Fair Value, Measurements, Recurring | Interest rate swap agreements | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	$ 0	$ 0